Bank Loans	12 Months Ended
Dec. 31, 2020
Secured Longterm Debt Current And Noncurrent [Abstract]
BANK LOANS

10. BANK LOANS

The Group’s borrowings consisted of the following:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Secured short-term bank loan	15,000	66,135	10,136
Secured long-term bank loan	2,740,501	4,122,898	631,861
	2,755,501	4,189,033	641,997

10. BANK LOANS (Continued)

The Group entered into loan agreements with various financial institutions for data center project development and working capital purpose with terms ranging from 1 to 7 years.

As of December 31, 2019, the Group had total financing credit facilities of RMB1,734,000, US$175,000 and MYR248,000 from various financial institutions, of which the unused amount was RMB184,349, US$50,000 and MYR nil, respectively.

As of December 31, 2020, the Group had total financing credit facilities of RMB2,700,000, US$265,000 and MYR248,000 from various financial institutions, of which the unused amount was RMB128,911, US$30,000 and MYR nil, respectively.

As of December 31, 2020, certain bank borrowings denominated in RMB are secured by certain subsidiaries’ cash of RMB41,000, and accounts receivable, property and equipment and land use rights with net book value of RMB277,992, RMB2,023,663, and RMB109,551 respectively. One loan facility amounted to US$40,000 is guaranteed by a standby letter of credit of US$50,000. Others are guaranteed by designated subsidiaries of the Group or secured by property, assets, deposits and shares of designated subsidiaries.

The weighted average interest rate on short-term bank loan as of December 31, 2019 and 2020 was 5.66% and 7.00%, respectively. The weighted average interest rate on long-term bank loans as of December 31, 2019 and 2020 was 8.36% and 7.87%, respectively. Management assessed that there were no breach of loan covenants for all its bank borrowings as of December 31, 2019 and 2020.

On April 30, 2019, the Group terminated a long-term loan facility and repaid in full the outstanding indebtedness and accrued interest amounting to RMB456,660 and RMB732, respectively. The Group accounted for this termination as a debt extinguishment pursuant to ASC 470-50, Debt—Modifications and Exchanges (“ASC 470-50”) and recorded an extinguishment loss of RMB4,567 within “Others, net” in the consolidated statements of comprehensive loss.

As of December 31, 2020, the loan principal will be due according to the following schedule:

	RMB	US$
2021	296,913	45,504
2022	1,850,212	283,557
2023	489,116	74,960
2024	786,924	120,601
2025 and thereafter	953,623	146,149
	4,376,788	670,771